Issued Capital and Reserves - Overview and General Remarks (Details) - Mar. 31, 2023 $ in Millions	€ / shares	USD ($) shares
Issued Capital and Reserves
Remaining authorized for sale value | $		$ 497.5
Common shares
Issued Capital and Reserves
Number of shares authorized		386,250,000
Notional value per share | € / shares	€ 0.12
Preferred shares
Issued Capital and Reserves
Number of shares authorized		386,250,000
Notional value per share | € / shares	€ 0.12
Number of shares issued		0